Leases - Lease Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Operating leases	$ 4,177	$ 4,991	$ 6,555
Equipment finance leases		5,931	7,979
Total lease assets		$ 10,922	$ 14,534
Finance lease, right-of-use asset, statement of financial position [extensible enumeration]		Property and equipment, net	Property and equipment, net
Current
Operating leases	2,942	$ 1,664	$ 1,530
Equipment finance leases	1,945	2,005	2,116
Sub-total		$ 3,669	$ 3,646
Operating lease, liability, current, statement of financial position [extensible enumeration]		Other current liabilities	Other current liabilities
Finance lease, liability, current, statement of financial position [extensible enumeration]		Other current liabilities	Other current liabilities
Non-current
Operating leases	18,345	$ 3,511	$ 5,174
Equipment finance leases	$ 464	1,472	4,100
Sub-total		$ 4,983	$ 9,274
Operating lease, liability, noncurrent, statement of financial position [extensible enumeration]		Other non-current liabilities	Other non-current liabilities
Finance lease, liability, noncurrent, statement of financial position [extensible enumeration]		Other non-current liabilities	Other non-current liabilities
Total lease liabilities		$ 8,652	$ 12,920